Share-based Payments	12 Months Ended
Jun. 30, 2018
Share-based Payments
Share-based Payments

Note 18.          Share-based Payments

Executives and consultants may be provided with longer-term incentives through the Company’s ESOP, to allow the executives and consultants to participate in, and benefit from, the growth of the Company as a result of their efforts and to assist in motivating and retaining these key employees over the long term.

(a)	Options Issued under the ESOP

The following table illustrates the number and weighted average exercise price of and movement in share options issued under the scheme during the year:

	30 June 2018		30 June 2017		30 June 2016
	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$

Outstanding at the beginning of the year	1,312,500	0.550	1,062,500	1.560	1,856,150	0.440
Capital consolidation (40:1)			—	—	—	—
Options granted during the year	—	—	1,250,000	0.500	—	—
Granted options to be issued*			—	—	—	—
Options exercised			—	—	(150,000)	0.276
Lapse of unexercised options	—	—	(1,000,000)	0.500	(643,650)	0.276
Options Outstanding at End of the Year	1,312,500	0.550	1,312,500	0.550	1,062,500	0.562
Options Exercisable at the End of the Year	1,312,500	0.550	1,312,500	0.550	62,500	1.556

The options outstanding at 30 June 2018 have a weighted average remaining contractual life of 1.39 years (2017: 1.39 years) and exercise prices ranging from A$0.50 to A$1.56 (2017: from A$0.50 to A$1.56).

(b)	Options Issued to Directors

The following table illustrates the number and weighted average exercise price of and movement in share options issued to directors during the year:

	30 June 2018		30 June 2017		30 June 2016
	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$

Outstanding at the beginning of the year	6,000,000	0.500	7,000,000	0.456	1,000,000	0.456
Capital consolidation (40:1)			—	—	—	—
Options granted during the year			—	—	6,000,000	0.500
Lapse of unexercised options	—	—	(1,000,000)	0.460	—	—
Options Outstanding at End of the Year	6,000,000	0.500	6,000,000	0.500	7,000,000	0.494
Options Exercisable at the End of the Year	6,000,000	0.500	5,000,000	0.500	1,000,000	0.456

The options outstanding at 30 June 2018 have a weighted average remaining contractual life of 2.41 years (2017: 2.41 years) and exercise price of A$0.50 (2017: A$0.50).

On 22 June 2017, the Company issued Professor Ravi Savarirayan, a Non-Executive Director of Immuron Limited, 1,000,000 unlisted options exercisable at A$0.50 on or before 27 Nov 2019.

(c)	Other options/warrants issued

	30 June 2018		30 June 2017		30 June 2016
	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$	Number of Options	Weighted Avg Exercise Price AUD$

Outstanding at the beginning of the year	56,378,023	0.440	1,875,129	0.561	4,332,526	0.400
Capital consolidation (40:1)			—	—	—	—
Options granted during the year	8,424,157	0.470	54,752,894	0.430	1,425,532	0.549
Options exercised	(300,000)	—		—	(910,166)	0.376
Lapse of unexercised options	(465,500)	1.550	(250,000)	0.460	(2,972,763)	0.376
Options Outstanding at End of the Year	64,036,680	0.470	56,378,023	0.440	1,875,129	0.561
Options Exercisable at the End of the Year	64,036,680	0.470	56,378,023	0.440	1,875,129	0.561

The options outstanding at 30 June 2018 have a weighted average remaining contractual life of 4.589 years (2017: 3.57 years) and exercise prices ranging from A$0.30 to A$1.94 (2017: from A$0.30 to A$1.944).

(d)	Vesting Terms of Options

The following summarizes information about options held by employees, Directors and third parties as at 30 June 2018:

Issue Date	Number of Options	Vesting Conditions	Expiry Date	Exercise Price AUD$
29-Jun-12	14,493	Nil	30-Nov-21	AUD$	1.944
29-Jun-12	29,668	Nil	17-Jan-22	AUD$	1.876
3-Mar-14	15,380	Nil	28-Feb-19	AUD$	1.892
29-May-14	140,056	Nil	28-May-19	AUD$	0.300
27-Nov-15	6,000,000	See below	27-Nov-19	AUD$	0.500
18-Feb-16	1,000,000	Nil	24-Feb-19	AUD$	0.570
31-May-16	425,532	Nil	27-Nov-19	AUD$	0.500
7-Jul-16	25,289,894	Nil	30-Nov-19	AUD$	0.550
9-Dec-16	200,000	Nil	27-Nov-19	AUD$	0.500
9-Jun-17	24,400,000	Nil	13-Jun-22	AUD$	0.326
13-Jun-17	3,660,000	Nil	13-Jun-22	AUD$	0.326
22-Jun-17	1,050,000	Nil	1-Oct-18	AUD$	0.500
22-Jun-17	1,000,000	Nil	27-Nov-19	AUD$	0.500
15-Mar-18	7,897,647	Nil	15-Mar-23	AUD$	0.468
15-Mar-18	526,510	Nil	15-Mar-23	AUD$	0.585

November 2015 Options

The options with an issue date of 27 November 2015, entitle the holder to purchase one ordinary share in Immuron Limited at an exercise price of A$0.500. Options vest based on month of continuous services completed as per the following:

-	5,000,000 Options which vested on 6 August 2016 – subject to completion of 12 months’ continuous services as a Director of the Company
-	1,000,000 Options which vested on 6 August 2017 – subject to completion of 24 months’ continuous services as a Director of the Company

(e)	Deemed Valuation of Options

The fair value of options granted by the company as stock-based compensation is estimated as at the grant date using Black-Scholes model taking into account the terms and conditions upon which the options were granted.

November 2015 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	As per above
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		2.11%
Expected life of option (years)		4 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.465
Value per option	AUD$	0.3186

February 2016 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		97%
Risk-free interest rate		1.73%
Expected life of option (years)		3 years
Option exercise price	AUD$	0.5700
Weighted average share price at grant date	AUD$	0.36
Value per option	AUD$	0.1856

May 2016 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		84%
Risk-free interest rate		2.11%
Expected life of option (years)		4 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.41
Value per option	AUD$	0.235

December 2016 Options

Pursuant to an agreement entered between the Company and a consultant on April 1, 2015, the Company granted 1,000,000 options, which were issued and vested on 9 December 2016, and each option entitles the holder to purchase one ordinary share of the Company at an exercise price of A$0.500. These options were issued and vested following the successful completion of related milestone pertaining to a minimum recruitment of 100 patients into the Company’s NASH Phase 2 clinical trial.

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		3.17 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.285
Value per option	AUD$	0.1431

June 2017 Options

The following table lists the inputs to the model used to determine the weighted average value of the options expensed during the year:

Vesting date	N/A
Dividend yield		—
Expected volatility		100%
Risk-free interest rate		1.69%
Expected life of option (years)		1.33 years
Option exercise price	AUD$	0.5000
Weighted average share price at grant date	AUD$	0.315
Value per option	AUD$	0.0937

The expected life of the options is based on historical data and is not necessarily indicative of exercise patterns that may occur. The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may also not necessarily be the actual outcome.